UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 650 Washington Rd., Suite 800
Pittsburgh, PA 15228

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank Fournier
Title:  Chief Operating Officer and VP Quantitative Research
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Frank Fournier  Pittsburgh, PA  May 6, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  76
Form 13F Information Table Value Total:  $383,788
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE
								VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	 VALUE(x$1000) 	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	SHARED	NONE
CVS Caremark Corp.	COM	126650100	 23,277.70 	 423,408 	 391,923 	 31,485 	 SH 		 SOLE 	 23,283,205.99
Philip Morris International Inc.	COM	718172109	 23,047.80 	 248,596 	 228,951 	 19,645 	 SH 		 SOLE 	 23,047,335.28
Procter & Gamble Company	COM	742718109	 22,064.20 	 286,315 	 264,370 	 21,945 	 SH 		 SOLE 	 22,063,433.96
Campbell Soup Company	COM	134429109	 21,352.00 	 470,732 	 435,502 	 35,230 	 SH 		 SOLE 	 21,352,403.56
Mondelez International Inc.	COM	609207105	 20,485.50 	 669,085 	 620,220 	 48,865 	 SH 		 SOLE 	 20,484,037.53
Amgen Inc.	COM	031162100	 20,049.00 	 195,552 	 181,277 	 14,275 	 SH 		 SOLE 	 20,046,035.57
Duke Energy Corp.	COM	26441C204	 19,950.10 	 274,834 	 254,704 	 20,130 	 SH 		 SOLE 	 19,950,200.02
AT&T Inc.	COM	00206R102	 15,328.00 	 417,810 	 388,970 	 28,840 	 SH 		 SOLE 	 15,329,448.91
Pepsico, Inc.	COM	713448108	 14,990.60 	 189,490 	 175,568 	 13,922 	 SH 		 SOLE 	 14,990,553.97
Molson Coors Brewing Company	COM	60871R209	 14,967.60 	 305,893 	 284,603 	 21,290 	 SH 		 SOLE 	 14,967,344.40
Northrop Grumman Corp	COM	666807102	 14,714.40 	 209,782 	 195,482 	 14,300 	 SH 		 SOLE 	 14,716,207.30
Novartis AG	ADR	66987V109	 14,366.40 	 201,658 	 188,013 	 13,645 	 SH 		 SOLE 	 14,366,115.90
Hasbro Inc.	COM	418056107	 14,210.50 	 323,401 	 299,506 	 23,895 	 SH 		 SOLE 	 14,210,239.93
The Southern Company	COM	842587107	 13,884.40 	 295,899 	 275,169 	 20,730 	 SH 		 SOLE 	 13,883,581.17
Hershey Company	COM	427866108	 12,123.40 	 138,504 	 129,049 	 9,455 	 SH 		 SOLE 	 12,123,255.09
Kellogg Company	COM	487836108	 11,097.10 	 172,234 	 160,664 	 11,570 	 SH 		 SOLE 	 11,097,036.64
Express Scripts Holding Co.	COM	30219G108	 10,861.10 	 188,505 	 174,230 	 14,275 	 SH 		 SOLE 	 10,861,658.04
Target Corp.	COM	87612E106	 9,997.70 	 146,065 	 136,190 	 9,875 	 SH 		 SOLE 	 9,998,116.73
Annaly Capital Management, Inc.	COM	035710409	 9,446.70 	 594,469 	 552,484 	 41,985 	 SH 		 SOLE 	 9,446,112.41
PPL Corp.	COM	69351T106	 9,250.80 	 295,459 	 274,929 	 20,530 	 SH 		 SOLE 	 9,250,821.26
GlaxoSmithKline plc	ADR	37733W105	 9,037.50 	 192,645 	 179,945 	 12,700 	 SH 		 SOLE 	 9,036,976.98
Microsoft Corp.	COM	594918104	 9,020.30 	 315,322 	 293,392 	 21,930 	 SH 		 SOLE 	 9,019,787.48
Entergy Corp	COM	29364G103	 8,046.90 	 127,224 	 117,923 	 9,301 	 SH 		 SOLE 	 8,045,645.74
Gold Fields Ltd.	ADR	38059T106	 7,827.10 	 1,009,963 	 942,118 	 67,845 	 SH 		 SOLE 	 7,827,213.25
Bunge Limited	COM	G16962105	 4,581.10 	 62,045 	 57,415 	 4,630 	 SH 		 SOLE 	 4,580,782.36
Kraft Foods Group	COM	50076Q106	 4,577.60 	 88,833 	 80,794 	 8,039 	 SH 		 SOLE 	 4,577,564.51
Sibanye Gold Ltd.	ADR	825724206	 1,434.80 	 254,042 	 237,083 	 16,959 	 SH 		 SOLE 	 1,435,337.30
American States Water Company	COM	029899101	 1,146.40 	 19,910 	 19,695 	 215 	 SH 		 SOLE 	 1,146,218.70
NeuStar, Inc.	COM	64126X201	 1,130.30 	 24,295 	 23,995 	 300 	 SH 		 SOLE 	 1,130,446.36
El Paso Electric Company	COM	283677854	 848.10 	 25,205 	 24,915 	 290 	 SH 		 SOLE 	 848,148.25
Flowers Foods, Inc.	COM	343498101	 826.40 	 25,087 	 24,697 	 390 	 SH 		 SOLE 	 826,365.78
Sanderson Farms, Inc.	COM	800013104	 788.30 	 14,435 	 14,270 	 165 	 SH 		 SOLE 	 788,439.70
California Water Service Group	COM	130788102	 770.10 	 38,700 	 38,280 	 420 	 SH 		 SOLE 	 770,130.00
Avista Corp	ADR	05379B107	 749.10 	 27,340 	 27,030 	 310 	 SH 		 SOLE 	 749,116.00
Wash Real Est Inv Tr Sbi	COM	939653101	 731.30 	 26,265 	 25,955 	 310 	 SH 		 SOLE 	 731,217.60
Dreamworks Animation SKG, Inc.	COM	26153C103	 713.20 	 37,615 	 37,175 	 440 	 SH 		 SOLE 	 713,180.40
New Jersey Resource Corp.	COM	646025106	 708.80 	 15,800 	 15,620 	 180 	 SH 		 SOLE 	 708,630.00
Orbital Sciences Corp.	COM	685564106	 691.40 	 41,430 	 40,930 	 500 	 SH 		 SOLE 	 691,466.69
Brown Shoe Company, Inc.	COM	115736100	 648.70 	 40,555 	 40,115 	 440 	 SH 		 SOLE 	 648,880.00
Tower Group International, Ltd.	COM	G8988C105	 638.40 	 34,592 	 34,185 	 407 	 SH 		 SOLE 	 638,222.41
Northwest Natural Gas Company	ADR	667655104	 632.60 	 14,440 	 14,280 	 160 	 SH 		 SOLE 	 632,760.79
Cal-Maine Foods, Inc.	COM	128030202	 629.20 	 14,780 	 14,600 	 180 	 SH 		 SOLE 	 629,036.80
Golden Star Resources Ltd.	COM	38119T104	 524.80 	 327,905 	 323,935 	 3,970 	 SH 		 SOLE 	 524,648.00
Take-Two Interactive Software, Inc.	COM	874054109	 503.70 	 31,180 	 30,810 	 370 	 SH 		 SOLE 	 503,557.00
Andersons Inc	COM	034164103	 492.90 	 9,205 	 9,095 	 110 	 SH 		 SOLE 	 492,651.60
Endurance Specialty Holding Ltd.	COM	G30397106	 470.20 	 9,835 	 9,725 	 110 	 SH 		 SOLE 	 470,211.35
Medifast, Inc.	COM	58470H101	 468.60 	 20,440 	 20,180 	 260 	 SH 		 SOLE 	 468,484.80
United Stationers Inc.	COM	913004107	 466.40 	 12,070 	 11,930 	 140 	 SH 		 SOLE 	 466,505.50
Portland General Electric Company	COM	736508847	 456.00 	 15,025 	 14,865 	 160 	 SH 		 SOLE 	 455,708.25
Allscripts Healthcare Solutions, Inc.	COM	01988P108	 445.00 	 32,750 	 32,400 	 350 	 SH 		 SOLE 	 445,072.50
Interdigital, Inc.	COM	45867G101	 429.90 	 8,980 	 8,890 	 90 	 SH 		 SOLE 	 429,872.60
Websense, Inc.	COM	947684106	 429.40 	 28,625 	 28,305 	 320 	 SH 		 SOLE 	 429,375.00
Clearwater Paper Corp.	COM	18538R103	 420.90 	 7,990 	 7,890 	 100 	 SH 		 SOLE 	 420,993.10
Green Dot Corp.	COM	39304D102	 416.60 	 24,950 	 24,680 	 270 	 SH 		 SOLE 	 416,914.50
American Greetings Corp.	COM	026375105	 416.00 	 25,840 	 25,560 	 280 	 SH 		 SOLE 	 416,024.00
Treehouse Foods, Inc.	COM	89469A104	 406.30 	 6,235 	 6,165 	 70 	 SH 		 SOLE 	 406,210.25
Alliant Techsystems Inc	COM	018804104	 405.90 	 5,605 	 5,535 	 70 	 SH 		 SOLE 	 405,970.15
Colony Financial, Inc.	COM	19624R106	 379.60 	 17,095 	 16,845 	 250 	 SH 		 SOLE 	 379,509.00
BJ'S Restaurants Inc.	COM	09180C106	 376.70 	 11,310 	 11,170 	 140 	 SH 		 SOLE 	 376,396.80
Coinstar, Inc.	COM	19259P300	 372.90 	 6,385 	 6,300 	 85 	 SH 		 SOLE 	 373,011.70
Southwest Gas Corp.	COM	844895102	 370.90 	 7,820 	 7,720 	 100 	 SH 		 SOLE 	 371,137.20
Hillenbrand, Inc.	COM	431571108	 369.60 	 14,610 	 14,430 	 180 	 SH 		 SOLE 	 369,340.81
CACI International Inc.	COM	127190304	 368.90 	 6,370 	 6,300 	 70 	 SH 		 SOLE 	 368,631.90
Knight Transportation, Inc.	COM	499064103	 365.70 	 22,710 	 22,430 	 280 	 SH 		 SOLE 	 365,631.00
Aeropostale, Inc.	COM	007865108	 352.80 	 25,945 	 25,665 	 280 	 SH 		 SOLE 	 352,852.00
Jones Apparel Group Inc.	COM	48020T101	 344.30 	 27,070 	 26,740 	 330 	 SH 		 SOLE 	 344,330.40
United Natural Foods, Inc.	COM	911163103	 334.90 	 6,815 	 6,735 	 80 	 SH 		 SOLE 	 335,298.00
Cardtronics, Inc.	COM	14161H108	 315.20 	 11,490 	 11,350 	 140 	 SH 		 SOLE 	 315,515.40
II-VI Incorporated	COM	902104108	 313.00 	 18,385 	 18,195 	 190 	 SH 		 SOLE 	 313,280.40
Callaway Golf Company	ADR	131193104	 299.70 	 45,265 	 44,665 	 600 	 SH 		 SOLE 	 299,654.30
Aerovironment Inc	COM	008073108	 289.20 	 15,940 	 15,750 	 190 	 SH 		 SOLE 	 288,992.20
Atlantic Power Corp.	COM	04878Q863	 230.90 	 46,830 	 46,280 	 550 	 SH 		 SOLE 	 230,871.90
NTELOS Holdings Corp.	COM	67020Q305	 149.50 	 11,679 	 11,524 	 155 	 SH 		 SOLE 	 149,607.99
Lumos Networks Corp	COM	550283105	 143.90 	 10,675 	 10,675 	 -   	 SH 		 SOLE 	 143,899.00
Central European Distr Corp	ADR	153435102	 14.80 	 44,215 	 43,595 	 620 	 SH 		 SOLE 	 14,812.03




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